Cover	Mar. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2023
Entity File Number	0-56333
Entity Registrant Name	Myson, Inc.
Entity Central Index Key	0001879293
Entity Tax Identification Number	87-1614433
Entity Incorporation, State or Country Code	OK
Entity Address, Address Line One	1141 W. Randolph St..
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	-Chicago, IL
Entity Address, Postal Zip Code	60607
City Area Code	312-
Local Phone Number	642-0100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value per share
Trading Symbol	MYSN
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false